Significant accounting policies (Details 1)	12 Months Ended
Mar. 31, 2019
Factory and administrative buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	20 - 50 years
Ancillary structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 - 15 years
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 - 15 years
Furniture, fixtures and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 - 10 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	4 - 5 years